Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Discloure of Significant Accounting Policies
Description of accounting policy for basis of consolidation [text block]
(a) Basis of consolidation

i) Subsidiaries and structured entities

Subsidiaries and certain structured entities are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variability in returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

ii) Loss of control

When the Group loses control over a subsidiary, it derecognises the assets and liabilities of the subsidiary, and any related Non-controlling interests (“NCI”) and other components of equity. Any gain or loss is recognised in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.

iii) Non-controlling interests

NCI are measured at their proportionate share of the carrying amounts of the acquiree’s identifiable net assets at fair value at the acquisition date. Changes in the Group’s interest in a subsidiary that do not
result in a loss of control are accounted for as equity transactions.

iv) Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealised income and expenses arising from intra-group transactions, are eliminated. Unrealised losses are eliminated in the same way as unrealised gains, but only to the extent that there is no
evidence of impairment.

Description of accounting policy for functional currency [text block]
(b) Foreign currency

i) Foreign operations

As stated in note
2
(iii) the presentation currency of the Group is the United States Dollar. The functional currency of the Company and all its subsidiaries is the United States Dollar except for the South African subsidiaries that use the South African Rand (“ZAR”) as functional currency. Subsidiary financial statements have been translated to the presentation currency as follows:

•	assets and liabilities are translated using the exchange rate at period end; and

•	income, expenses and cash flow items are translated using the rate that approximates the exchange rates at the dates of the transactions.

When the settlement of a monetary item receivable from or payable to a foreign operation is neither planned nor likely in the foreseeable future, foreign exchange gains and losses arising from the item are considered to form part of the net investment in a foreign operation and are recognized in Other Comprehensive Income (“OCI”). If settlement is planned or likely in the foreseeable future, foreign exchange gains and losses are included in profit or loss. When settlement occurs, settlement will not
be regarded as a partial disposal and accordingly the foreign exchange gain or loss previously recognised in OCI is not
reclassified to profit or loss/reallocated to NCI.

When the Group disposes of its entire interest in a foreign operation, or loses control over a foreign operation, the foreign currency gains or losses accumulated in OCI related to the foreign operation are reclassified to profit or loss. If the Group disposes of part of an interest in a foreign operation which remains a subsidiary, a proportionate amount of foreign currency gains or losses accumulated in OCI related to the subsidiary are reattributed between controlling and non-controlling interests.

All resulting translation differences are reported in OCI and accumulated in the foreign currency translation reserve.

ii)
Foreign currency translation

In preparing the financial statements of the Group entities, transactions in currencies other than the functional currency (foreign currencies) of these Group entities are recorded at the rates of exchange prevailing at the dates of the transactions. At each reporting date, monetary assets and liabilities are translated using the current foreign exchange rate. Non-monetary assets and liabilities are translated using the historical rate on the date of the transaction. All gains and losses on translation of these foreign currency transactions are included in profit or loss for the year.

Description of accounting policy for financial instruments [text block]
(c) Financial instruments
i) Non-derivative financial assets

The Group initially recognises loans and receivables on the date that which they originate. All other financial assets are recognised initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument.

The Group derecognises a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows from the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred or it neither transfers nor retains substantially all of the risks and rewards of ownership and does not
retain control over the transferred asset. Any interest in transferred financial assets that is created or retained by the Group is recognised as a separate asset or liability.

The Group has the following non-derivative financial assets: trade and other receivables that includes cash and cash equivalents.

Loans and receivables

Loans and receivables include trade and other receivables and cash and cash equivalents.

Loans and receivables are financial assets with fixed or determinable payments that are not
quoted in an active market. Such assets are recognised initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, loans and receivables are measured at amortised cost using the effective interest method, less any impairment losses.
The impairment loss on receivables is based on a review of all outstanding amounts at year end. Bad debts are written off during the year in which they are identified. Interest income is recognized by applying the effective interest rate, except for short-term receivables when the recognition of interest would be immaterial.

Cash and cash equivalents comprise cash balances and call deposits with original maturities of three
months or less. Bank overdrafts are repayable on demand and form an integral part of the Group’s cash management process. The bank overdraft is included as a component of cash and cash equivalents for the purpose of the statement of cash flows.

ii) Non-derivative financial liabilities

Financial liabilities are recognised initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument. The Group derecognises a financial liability when its contractual obligations are discharged, cancelled or expire.

Non-derivative financial liabilities consist of bank overdrafts, loans and borrowings and trade and other payables.

Such financial liabilities are recognised initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortised cost using the effective interest method.

iii) Derivative financial instruments

During
2016
the Group held derivative financial instruments to hedge its gold price exposure. Derivatives are recognised initially at fair value, attributable transaction costs are recognised in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value. The Group does not
hold derivatives that are classified as cash flow hedges, embedded derivatives or hedges that qualify as highly effective. Therefore, all changes in the fair value of derivative instruments are accounted for in profit or loss.

iv) Offsetting

Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group has a legal right to offset the amounts and intends either to settle on a net basis or to realise the asset and settle the liability simultaneously.

Description of accounting policy for issued capital [text block]
(d) Share capital

Share capital is classified as equity. Incremental costs directly attributable to the issue, consolidation and repurchase of fractional items of shares and share options are recognised as a deduction from equity, net of any tax effects.

Description of accounting policy for property, plant and equipment [text block]
(e) Property, plant and equipment
i) Recognition and measurement

Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labour, any other costs directly attributable to bringing the assets to a working condition for their intended use, the costs of dismantling and removing the items and restoring the site on which they are located, and borrowing costs on qualifying assets. Gains and losses on disposal of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment, and are recognised in profit or loss.

ii) Exploration and evaluation assets

Exploration costs are capitalised as incurred, unless the exploration costs are related to speculative drilling on unestablished orebodies, general administrative or overhead costs associated with exploration drilling. The costs related to speculative drilling on unestablished orebodies, general administrative or overhead costs are expensed as incurred. Exploration and evaluation costs capitalised are disclosed under property, plant and equipment. Direct expenditures include such costs as materials used, surveying costs, drilling costs, payments made to contractors, direct administrative costs and depreciation on plant and equipment during the exploration phase. Costs not
directly attributable to exploration and evaluation activities, including general administrative overhead costs, are expensed in the year in which they occur.

Once the technical feasibility and commercial viability of extracting the mineral resource has been determined, the property is considered to be a mine under development and moved to the mine development, infrastructure and other asset category within Property, plant and equipment. Capitalised direct costs related to the acquisition, exploration and development of mineral properties remain capitalized until the properties to which they relate are ready for their intended use, sold, abandoned or management has determined there to be impairment. Exploration and evaluation assets are tested for impairment before the assets are transferred to mine development, infrastructure and other assets.

iii) Subsequent costs

The cost of replacing a part of an item of Property, plant and equipment is recognised in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Group, and its cost can be measured reliably. The carrying amount of the replaced part is derecognised. The costs of the day-to-day servicing of property, plant and equipment are recognised in profit or loss as incurred.

iv) Depreciation

Depreciation is calculated to write off the depreciable amount, which is the cost of an asset, or other amount substituted for cost, less its residual value.
On commencement of commercial production, depreciation of mine development, infrastructure and other assets is calculated on the unit-of-production method using the estimated measured, indicated and inferred resources which are planned to be extracted in terms of Blanket’s life-of-mine plan (“LoMP”). Resources that are not
included in the LoMP are
not
included in the calculation of depreciation.

For other categories, depreciation is recognised in profit or loss on a straight-line basis over the estimated useful lives of each part of an item of property, plant and equipment, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset.

Inferred resources are included in the LoMP to the extent that there is a successful history of upgrading inferred resources. Blanket reports its resources inclusive of reserves. As a result, resources included in the LoMP and hence in the calculation of depreciation include material from measured, indicated and inferred resource classes as detailed below under the following types of resources:

•	Measured resources – all proven reserve blocks plus 50% of the remnant pillar blocks.

•	Indicated resources – all probable reserves plus indicated resources which occur within the mine extent as defined by the LoMP infrastructure.

•	Inferred resources – inferred resources (discounted by approximately
30%
) that are well defined in terms of geometry (position, width, extent) falling within the planned infrastructure as per the LoMP.

In addition, inferred resources are included in the LoMP if it is expected that the inferred resources can be economically recovered in the future. Economic recovery is expected if a history can be proven that the recovered grade of the inferred resources exceeded the pay limit grade and when this trend can be expected in the future. Refer to note
15
for the evaluation of the pay limit.

Land is
not
depreciated.

The calculation of the units of production rate could be affected to the extent that actual production in the future is different from the current forecast production based on reserves and resources. This would generally result from the extent to which there are significant changes in any of the factors or assumptions used in estimating mineral reserves and resources.

These factors include:
•	changes in mineral reserves and resources;

•	differences between actual commodity prices ad commodity price assumptions;

•	unforeseen operational issues at mine sites; and

•	changes in capital, operating, mining, processing and reclamation costs, discount rates and foreign exchange rates.

Useful lives

The estimated useful lives for the current and comparative periods are as follows:
•	buildings 10 to 15 years ( 2016: 10 to 15 years);

•	plant and equipment 10 years ( 2016: 10 years);

•	fixtures and fittings including computers 4 to 10 years ( 2016: 4 to 10 years);

•	motor vehicles 4 years ( 2016: 4 years); and

•	mine development, infrastructure and other assets in production, units-of-production method.

Depreciation methods, useful lives and residual values are reviewed each financial year and adjusted if appropriate. When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

Description of accounting policy for measuring inventories [text block]
(f) Inventories

Consumable stores are measured at the lower of cost and net realisable value. The cost of consumable stores is based on the weighted average cost principle, and includes expenditure incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition. Gold in process is measured at the lower of cost and net realisable value. The cost of gold in process includes an appropriate share of production overheads based on normal operating capacity and is valued on the weighted average cost principle. Net realisable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

Description of accounting policy for impairment of assets [text block]
(g) Impairment

i) Non-derivative financial assets (including receivables)

A financial asset
not
classified as fair value through profit or loss is assessed at each reporting date to determine whether there is objective evidence that it is impaired. A non-derivative financial asset is impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the asset, and that the loss event had a negative effect on the estimated future cash flows of that asset that can be estimated reliably. Objective evidence that financial assets are impaired can include default or delinquency by a debtor, restructuring of an amount due to the Group on terms that the Group would not
consider otherwise, indications that a debtor or issuer will enter bankruptcy, the absence or disappearance of an active market for a bond or other security. The Group considers evidence of impairment for receivables at both the specific asset and collective level. All individually significant receivables are assessed for specific impairment. All individually significant receivables found not
to be specifically impaired are then collectively assessed for any impairment that has been incurred but not
yet identified. Receivables that are
not
individually significant are collectively assessed for impairment by grouping together receivables with similar risk characteristics. An impairment loss in respect of a non-derivative financial asset measured at amortised cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the asset’s original effective interest rate. Losses are recognised in profit or loss and reflected in an allowance account against receivables. Interest on the impaired asset continues to be recognised through the unwinding of the discount. When a subsequent event causes the amount of impairment loss to decrease, the decrease in impairment loss is reversed through profit or loss.

ii) Non-financial assets

The carrying amounts of the Group’s non-financial assets, other than inventories and deferred tax assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs of disposal. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit” or “CGU”).

The Group’s corporate assets do
not
generate separate cash inflows. If there is an indication that a CGU to which a corporate asset is allocated may
be impaired, then the recoverable amount is determined for the CGU to which the corporate asset belongs.

An impairment loss is recognised if the carrying amount of a CGU exceeds its estimated recoverable amount. Impairment losses recognised in respect of CGUs are allocated to reduce the carrying amount of assets in the unit (group of units) on a pro rata
basis. Impairment losses recognised in prior periods are assessed at each reporting date for any indications that the loss has decreased or no
longer exists. An impairment loss is reversed if there has been an indication of reversal and a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not
exceed the carrying amount that would have been determined, net of depreciation or amortisation, if no
impairment loss had been recognised.

iii) Impairment of exploration and evaluation (“E&E”) assets

The test for impairment of E&E assets
, included in Mineral properties
not
depreciated,
can combine several CGUs as long as the combination is
not
larger than a segment. The definition of a CGU does, however, change once development activities have begun. There are specific impairment triggers for E&E assets. Despite certain relief in respect of impairment triggers and the level of aggregation, the impairment standard is applied in measuring the impairment of E&E assets. Reversals of impairment losses are required in the event that the circumstances that resulted in impairment have changed.

E&E assets are only assessed for impairment when facts and circumstances suggest that the carrying amount of an E&E asset may
exceed its recoverable amount. Indicators of impairment include the following:

•	The entity's right to explore in the specific area has expired or will expire in the near future and is not expected to be renewed.

•	Substantive expenditure on further E&E activities in the specific area is neither budgeted nor planned.

•	The entity has not discovered commercially viable quantities of mineral resources as a result of E&E activities in the area to date and has decided to discontinue such activities in the specific area.

•	Even if development is likely to proceed, the entity has sufficient data indicating that the carrying amount of the asset is unlikely to be recovered in full from successful development or by sale.

Description of accounting policy for employee benefits [text block]
(h) Employee benefits

i) Short-term employee benefits

Short-term employee benefits are expensed when the related services are provided. A liability is recognised for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

ii) Defined contribution plans

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and will have no
legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognised as an employee benefit expense in profit or loss in the periods during which services are rendered by employees. Prepaid contributions are recognised as an asset to the extent that a cash refund or a reduction in future payments is available. Contributions to a defined contribution plan that are due more than
12
months after the end of the period in which the employees render the service are discounted to their present value.

Description of accounting policy for share-based payment transactions [text block]
(I) Share-based payment transactions

i) Equity-settled share-based payments to employees and directors

The grant date fair value of equity-settled share-based payment awards granted to employees and directors is recognised as an expense, with a corresponding increase in equity, over the vesting period of the award. The amount recognised as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognised as an expense is based on the number of awards that meet the related service and non-market vesting conditions at the vesting date.

Where the terms and conditions of equity-settled share-based payments are modified, the increase in the fair value, measured immediately before and after the modification date, is charged to profit or loss over the remaining vesting period or immediately for vested awards. Similarly where equity instruments are granted to non-employees, they are recorded at the fair value of the goods or services received in profit or loss. Additional information about significant estimates and the assumptions used in the quantifying of the equity-settled share-based payment transactions and modification are disclosed in note
23.1.

ii) Cash-settled share-based payments to employees and directors

The grant date fair value of cash-settled awards granted to employees and directors is recognised as an expense, with a corresponding increase in the liability, over the vesting period of the awards. At each reporting date the fair value of the awards are re-measured with a corresponding adjustment to profit or loss. The method of calculating the fair value of the cash-settled share-based payments changed during quarter
1
of
2017
from the intrinsic valuation method to the Black-Scholes method. The Black-Scholes method includes the effect of share volatility in calculating the fair value of the share-based payment awards. The change was applied prospectively and did not
have a significant effect on the liability value. Additional information about significant judgements, estimates and the assumptions used to estimate the fair value of cash-settled share-based payment transactions are disclosed in note
23.2.

Description of accounting policy for provisions [text block]
(j) Provisions

A provision is recognised if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability if the time value of money is considered significant. The unwinding of the discount is recognised as finance cost.

Description of accounting policy for decommissioning, restoration and rehabilitation provisions [text block]
(k) Site restoration

The Group recognises liabilities for statutory, contractual, constructive or legal obligations associated with the retirement of property, plant and equipment, when those obligations result from the acquisition, construction, development or normal operation of these assets. The net present value of future rehabilitation cost estimates arising from the decommissioning of plant and other site preparation work is capitalized to mineral properties along with a corresponding increase in the rehabilitation provision in the period incurred. Future rehabilitation costs are discounted using a pre-tax risk free rate that reflects the time-value of money. The Group’s estimates of rehabilitation costs, which are reviewed annually, could change as a result of changes in regulatory requirements, discount rates, effects of inflation and assumptions regarding the amount and timing of the future expenditures. These changes are recorded directly to mineral properties with a corresponding entry to the rehabilitation provision. Changes resulting from an increased footprint due to gold production are charged to profit or loss for the year. The cost of on-going current programs to prevent and control pollution is charged against profit or loss as incurred.

Description of accounting policy for recognition of revenue [text block]
(l) Revenue

Revenue from the sale of precious metals is recognized when the metal is accepted at the refinery, risk and benefits of ownership are transferred and when the receipt of proceeds are substantially assured. Revenue is measured at the fair value of the receivable at the date of the transaction.

Description of accounting policy for government grants [text block]
(m) Government grants

The Company recognises an unconditional government grant related to gold proceeds in profit or loss as other income when the grant becomes receivable. Government grants are initially recognised as deferred income at fair value if there is reasonable assurance that they will be received.

Description of accounting policy for finance income and costs [text block]
(n) Finance income and finance costs

Finance income comprises interest income on funds invested. Interest income is recognised as it accrues in profit or loss, using the effective interest method. Finance costs comprise interest expense on the rehabilitation provisions, interest on bank overdraft balances, effective interest on loans and borrowings and also include commitment costs on overdraft facilities.
Finance costs is recognised in profit or loss using the effective interest rate method and excludes borrowing costs capitalised.

Description of accounting policy for income tax [text block]
(o) Income tax

Tax expense comprises current and deferred tax. Current tax and deferred tax expense are recognised in profit or loss except to the extent that it relates to a business combination, or items recognised directly in equity or in other comprehensive income.

(p) Current tax

Current tax is the tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date. Current tax also includes withholding tax on management fees and dividends paid between companies within the Group.

(q) Deferred tax

Deferred tax is recognised in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not
recognised for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not
a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries to the extent that it is probable that they will not
reverse in the foreseeable future. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. A deferred tax asset is recognised for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilised. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no
longer probable that the related tax benefit will be realised. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Description of accounting policy for earnings per share [text block]
(r) Earnings per share

The Group presents basic and diluted earnings per share (“EPS”) data for its shares. Basic EPS is calculated by dividing the adjusted profit or loss attributable to shareholders of the Group (see note
21
) by the weighted average number of shares outstanding during the period, adjusted for own shares held. Diluted EPS is determined by adjusting the profit or loss attributable to shareholders and the weighted average number of shares outstanding, adjusted for own shares held, for the effects of all dilutive potential shares, which comprise share options granted to employees and directors as well as any dilution in Group earnings originating from dilutive partially recognised non-controlling interests at a subsidiary level.

Description of accounting policy for borrowing costs [text block]
(s) Borrowing cost

General and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalised during the period of time that is required to complete and prepare the asset for its intended use or sale. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use or sale.

Other borrowing costs are expensed in the period in which they are incurred and recognised as finance costs.

Description of accounting policy for accounting standards [text block]
(t) T
he following standards, amendments to standards and interpretations to existing standards may
possibly have an impact on the Group:

Standard/Interpretation	Effective date and expected adoption date*
IFRS 15
In
May 2014,
the IASB issued IFRS
15
“Revenue from Contracts with Customers” (“IFRS
15”
). IFRS
15
replaces IAS
11
“Construction Contracts”, IAS
18
“Revenue”, IFRIC
13
“Customer Loyalty Programmes”, IFRIC
15
“Agreements for the Construction of Real Estate”, IFRIC
18
“Transfer of Assets from Customers” and SIC
31
“Revenue – Barter Transactions Involving Advertising Services”, and is effective for annual periods beginning on or after
January 1, 2018.

The standard contains a single model that applies to contracts with customers and two
approaches to recognizing revenue: at a point in time or over time. The model features a contract-based five
-step analysis of transactions to determine whether, how much and when revenue is recognized. New estimates and judgmental thresholds have been introduced, which may
affect the amount and/or timing of revenue recognized. The Group will adopt IFRS
15
for the annual period beginning
January 1, 2018
using the modified retrospective approach.

The Group has completed its assessment of the impact of IFRS
15
and concluded that the new standard will have
no
impact on the consolidated financial statements.
January 1, 2018
IFRS 9
In
July 2014,
the IASB issued the final version of IFRS
9
“Financial Instruments” (“IFRS
9”
), which replaces IAS
39
“Financial Instruments: Recognition and Measurement” (“IAS
39”
). IFRS
9
is effective for annual periods beginning on or after
January 1, 2018.
The Group will adopt IFRS
9
for the annual period beginning
January 1, 2018
on a retrospective basis, using certain available transitional provisions.

IFRS
9
provides a revised model for classification and measurement of financial assets, including a new “expected credit loss” (ECL) impairment model. The revised model for classifying financial assets results in classification according to their contractual cash flow characteristics and the business models under which they are held. IFRS
9
introduces a reformed approach to hedge accounting. IFRS
9
also largely retains the existing requirements in IAS
39
for the classification of financial liabilities.

The Group has performed a preliminary assessment and expects no
material result on the Group’s financial statements.
January 1, 2018

Standard/Interpretation	Effective date and expected adoption date*
IFRS 16
In
January 2016,
the IASB issued IFRS
16
“Leases” (“IFRS
16”
), which replaces IAS
17
“Leases”. The standard is effective for annual periods beginning on or after
January 1, 2019,
and permits early adoption, provided IFRS
15
has been applied, or is applied at the same date as IFRS
16.

IFRS
16
requires lessees to recognize assets and liabilities for most leases on its balance sheet, as well as corresponding depreciation and interest expense.

The
Group
will adopt IFRS
16
for the annual period beginning
January 1, 2019.
The Group has performed a preliminary assessment and expects no
significant effect on the results.
January 1, 2019
IFRIC 22
In
December 2016,
the IASB issued IFRIC Interpretation
22
“Foreign Currency Transactions and Advance Consideration” (“IFRIC
22”
). IFRIC
22
is applicable for annual periods beginning on or after
January 1, 2018,
and permits early adoption.

IFRIC
22
clarifies which date should be used for translation when a foreign currency transaction involves an advance payment or receipt. The interpretation clarifies that the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income (or part of it) is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of the advance consideration.

The Group will adopt IFRIC
22
in its financial statements for the annual period beginning
January 1, 2018
on a prospective basis.

The Group has completed its assessment of the impact of IFRIC
22
and does
not
expect the interpretation to have a material impact on the consolidated financial statements.
January 1, 2018

*
Annual periods ending on or after